RULE 24F-2 NOTICE
                                       FOR
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                   FILE NO. 33-90686, 333-38324 AND 333-45172

Fiscal period for which notice is filed                                 12/31/01

Securities registered and unsold at the beginning
  of the fiscal year                                                           0

Securities registered during this year other than
  pursuant to Rule 24f-2                                                       0

Sale price of accumulation units sold during
  fiscal year ending December 31, 2001                                $5,508,678

Aggregate sale price of accumulation units sold during
  the fiscal year ended December 31, 2001                             $5,508,678

Redemption price of accumulation units redeemed during
  the fiscal year ending December 31, 2001                            $1,346,036

Total amount upon which fee calculation is based                      $4,162,642


Fee submitted (.000092)                                               $      383

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               VARIABLE ACCOUNT B
                                 BY JOHN OEHMKE

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER